Business combinations - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) - GBP (£) £ in Thousands	15 Months Ended	16 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022	Feb. 08, 2022	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration			£ 44,272
Equity consideration			5,337
Fair value of deferred consideration			2,468
Fair value of contingent consideration			5,071
Total consideration transferred, acquisition-date fair value			£ 57,148
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Initial cash consideration				£ 7,361
Equity consideration				2,831
Fair value of deferred consideration				1,084
Fair value of contingent consideration				3,823
Total consideration transferred, acquisition-date fair value				£ 15,099
Lexicon
Disclosure of detailed information about business combination [line items]
Initial cash consideration					£ 32,025
Equity consideration					9,975
Fair value of deferred consideration					1,416
Fair value of contingent consideration					5,877
Total consideration transferred, acquisition-date fair value					£ 49,293
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Initial cash consideration						£ 5,400
Equity consideration						1,505
Fair value of deferred consideration						1,225
Fair value of contingent consideration						6,901
Total consideration transferred, acquisition-date fair value						£ 15,031
Levvel LLC
Disclosure of detailed information about business combination [line items]
Initial cash consideration							£ 39,364
Cash in Escrow							2,219
Fair value of deferred consideration							1,744
Fair value of contingent consideration							2,902
Total consideration transferred, acquisition-date fair value	£ 46,229	£ 46,229					£ 46,229
Adjustments to consideration transferred	0
Endava d.o.o
Disclosure of detailed information about business combination [line items]
Initial cash consideration	16,111	16,111						£ 16,062
Equity consideration	4,478	4,478						4,478
Fair value of deferred consideration	2,653	2,653						2,653
Fair value of contingent consideration	1,725	1,725						1,725
Total consideration transferred, acquisition-date fair value	£ 24,967	24,967						£ 24,918
Adjustments to initial cash consideration		49
Adjustments to equity consideration		0
Adjustments to deferred consideration		0
Adjustments to contingent consideration		0
Adjustments to consideration transferred		£ 49
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Initial cash consideration									£ 48,639
Fair value of deferred consideration									5,003
Fair value of contingent consideration									186
Total consideration transferred, acquisition-date fair value									£ 53,828